Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Presented in the table below are operating revenues disaggregated for the three months ended June 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$689	$—	$689
Commercial	259	—	259
Fire service	49	—	49
Industrial	56	—	56
Public and other	85	—	85

Total water services	1,138	—	1,138
Wastewater services:
Residential	74	—	74
Commercial	25	—	25
Industrial	3	—	3
Public and other	11	—	11

Total wastewater services	113	—	113
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	4	4
Lease contract revenue	—	1	1

Total Regulated Businesses	1,263	5	1,268

Other	87	—	87

Total operating revenues	$1,350	$5	$1,355

(a)
Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of Accounting Standards Codification Topic 606,
Revenue From Contracts With Customers
(“ASC 606”), and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended June 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$637	$—	$637
Commercial	243	—	243
Fire service	48	—	48
Industrial	46	—	46
Public and other	78	—	78

Total water services	1,052	—	1,052
Wastewater services:
Residential	71	—	71
Commercial	21	—	21
Industrial	5	—	5
Public and other	10	—	10

Total wastewater services	107	—	107
Miscellaneous utility charges	14	—	14
Alternative revenue programs	—	4	4
Lease contract revenue	—	1	1

Total Regulated Businesses	1,173	5	1,178

Other	99	(1)	98

Total operating revenues	$1,272	$4	$1,276

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the six months ended June 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,282	$—	$1,282
Commercial	488	—	488
Fire service	97	—	97
Industrial	104	—	104
Public and other	155	—	155

Total water services	2,126	—	2,126
Wastewater services:
Residential	148	—	148
Commercial	47	—	47
Industrial	5	—	5
Public and other	20	—	20

Total wastewater services	220	—	220
Miscellaneous utility charges	24	—	24
Alternative revenue programs	—	6	6
Lease contract revenue	—	3	3

Total Regulated Businesses	2,370	9	2,379

Other	183	—	183

Total operating revenues	$2,553	$9	$2,562

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the six months ended June 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,197	$—	$1,197
Commercial	455	—	455
Fire service	93	—	93
Industrial	91	—	91
Public and other	145	—	145

Total water services	1,981	—	1,981
Wastewater services:
Residential	139	—	139
Commercial	39	—	39
Industrial	10	—	10
Public and other	20	—	20

Total wastewater services	208	—	208
Miscellaneous utility charges	25	—	25
Alternative revenue programs	—	10	10
Lease contract revenue	—	3	3

Total Regulated Businesses	2,214	13	2,227

Other	192	(1)	191

Total operating revenues	$2,406	$12	$2,418